Document and Entity Information	Mar. 04, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 04, 2019
Registrant Name	Westchester Capital Funds
Central Index Key	0001572617
Amendment Flag	false
Document Creation Date	Mar. 04, 2019
Document Effective Date	Mar. 04, 2019
Prospectus Date	May 01, 2018
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Investor Class Shares
Prospectus:
Trading Symbol	WCERX
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Institutional Class Shares
Prospectus:
Trading Symbol	WCEIX